NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.6%
	Real Estate - 89.6%
23,439	Agree Realty Corporation	$1,712,453
33,273	Alexandria Real Estate Equities, Inc.	2,416,618
50,489	Apple Hospitality REIT, Inc.	589,207
30,266	AvalonBay Communities, Inc.	6,159,131
32,293	BXP, Inc.	2,178,809
39,242	CareTrust REIT, Inc.	1,200,805
25,111	COPT Defense Properties	692,561
37,053	Cousins Properties, Inc.	1,112,702
49,888	CubeSmart	2,120,240
52,032	Digital Realty Trust, Inc.	9,070,739
11,341	EastGroup Properties, Inc.	1,895,308
16,160	EPR Properties	941,482
17,366	Equinix, Inc.	13,814,132
40,578	Equity LifeStyle Properties, Inc.	2,502,445
73,584	Equity Residential	4,966,184
43,485	Essential Properties Realty Trust, Inc.	1,387,606
13,837	Essex Property Trust, Inc.	3,921,406
45,782	Extra Space Storage, Inc.	6,750,098
28,593	First Industrial Realty Trust, Inc.	1,376,181
22,637	Four Corners Property Trust, Inc.	609,162
149,644	Healthpeak Properties, Inc.	2,620,266
24,329	Highwoods Properties, Inc.	756,389
151,429	Host Hotels & Resorts, Inc.	2,325,949
120,174	Invitation Homes, Inc.	3,941,707
61,363	Iron Mountain, Inc.	6,294,003
24,017	Kilroy Realty Corporation(a)	824,023
144,947	Kimco Realty Corporation	3,046,786
19,117	Lamar Advertising Company, Class A	2,320,039
58,361	Macerich Company (The)	944,281
141,991	Medical Properties Trust, Inc.	611,981
25,318	Mid-America Apartment Communities, Inc.	3,747,317
17	NexPoint Residential Trust, Inc.	566
40,039	NNN REIT, Inc.	1,728,884
28,180	Phillips Edison & Company, Inc.	987,145

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares				Fair Value
	COMMON STOCKS — 89.6% (Continued)
	Real Estate - 89.6% (Continued)
154,432	Prologis, Inc.			$16,233,893
31,110	Public Storage			9,128,296
158,738	Realty Income Corporation			9,144,896
35,158	Regency Centers Corporation			2,504,304
51,186	Rexford Industrial Realty, Inc.			1,820,686
13,064	Ryman Hospitality Properties, Inc.			1,289,025
57,884	Simon Property Group, Inc.			9,305,432
16,308	SL Green Realty Corporation			1,009,465
40,945	STAG Industrial, Inc.			1,485,485
25,385	Sun Communities, Inc.			3,210,949
25,597	Tanger Inc.			782,756
65,542	UDR, Inc.			2,676,080
95,626	Ventas, Inc.			6,038,782
221,844	VICI Properties, Inc.			7,232,114
38,131	Vornado Realty Trust			1,458,129
99,661	Welltower, Inc.			15,320,887
46,184	WP Carey, Inc.			2,880,958
				187,088,742

	TOTAL COMMON STOCKS (Cost $177,126,081)			187,088,742

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.3%
	U.S. TREASURY BILLS — 4.3%
9,000,000	United States Treasury Bill Series (b)	—	07/03/25	8,997,900

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,997,910)			8,997,900

	TOTAL INVESTMENTS - 93.9% (Cost $186,123,991)			$196,086,642
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%			12,727,556
	NET ASSETS - 100.0%			$208,814,198

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — (14.4)%
	ASSET MANAGEMENT - (0.1)%
(20,736)	Star Holdings	$(161,948)

	HEALTH CARE REIT - (0.5)%
(32,562)	Community Healthcare Trust, Inc.	(541,506)
(9,957)	Universal Health Realty Income Trust	(397,981)
		(939,487)
	HOME CONSTRUCTION - (0.4)%
(44,906)	Forestar Group, Inc.	(898,120)

	HOTEL OWNERS & DEVELOPERS - (1.3)%
(98,617)	Millrose Properties, Inc.	(2,811,571)

	HOTEL REIT - (1.2)%
(121,750)	DiamondRock Hospitality Company	(932,605)
(30,840)	Pebblebrook Hotel Trust	(308,092)
(112,141)	Xenia Hotels & Resorts, Inc.	(1,409,612)
		(2,650,309)
	INDUSTRIAL REIT - (1.1)%
(97,198)	Americold Realty Trust, Inc.	(1,616,403)
(11,015)	Terreno Realty Corporation	(617,611)
		(2,234,014)
	INFRASTRUCTURE REIT - (0.5)%
(10,395)	Crown Castle, Inc.	(1,067,878)

	MULTI ASSET CLASS REIT - (0.5)%
(11,749)	Broadstone Net Lease, Inc.	(188,571)
(63,203)	FrontView REIT, Inc.	(758,436)
		(947,007)
	MULTI ASSET CLASS REITS - (0.3)%
(33,442)	Alexander & Baldwin, Inc.	(596,271)

	OFFICE REIT - (1.4)%
(192,991)	Veris Residential, Inc.	(2,873,637)

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — (14.4)% (Continued)
	REAL ESTATE - (3.2)%
(13,313)	BRT Apartments Corporation	$(208,215)
(73,739)	CTO Realty Growth, Inc.	(1,272,735)
(96,353)	Curbline Properties Corporation	(2,199,739)
(142,285)	Healthcare Realty Trust, Inc.	(2,256,640)
(5,232)	Lineage Inc	(227,697)
(32,196)	Tejon Ranch Company	(546,044)
		(6,711,070)
	REAL ESTATE OWNERS & DEVELOPERS - (0.4)%
(9,869)	FRP Holdings, Inc.	(265,377)
(29,185)	Seaport Entertainment Group	(544,301)
		(809,678)
	REAL ESTATE SERVICES - (0.3)%
(14,743)	eXp World Holdings, Inc.	(134,161)
(13,005)	Marcus & Millichap, Inc.	(399,384)
		(533,545)
	REIT - (0.3)%
(20,318)	NET Lease Office Properties	(661,351)

	RESIDENTIAL REIT - (1.6)%
(6,974)	Camden Property Trust	(785,900)
(32,618)	Cyberspace	(1,963,277)
(36,032)	UMH Properties, Inc.	(604,977)
		(3,354,154)
	RETAIL REIT - (0.7)%
(5,238)	Alexander’s, Inc.	(1,180,226)
(20,111)	Alpine Income Property Trust, Inc.	(295,833)
		(1,476,059)
	SPECIALTY REIT - (0.4)%
(77,235)	Gladstone Land Corporation	(785,480)

	TIMBER REIT - (0.2)%
(19,965)	Weyerhaeuser Company	(512,901)

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — (14.4)% (Continued)
	TIMBER REIT - (0.2)% (Continued)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $30,189,466)	$(30,024,480)

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Zero coupon bond.

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)
June 30, 2025

TOTAL RETURN SWAPS
Notional Amount at June 30, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$1,356,905	18,504	Agree Realty Corp	OBFR + 45 bps	11/26/2025	$(4,579)	$—	$(4,579)
345,898	3,087	Alexandria Real Estate Equitites	OBFR + 45 bps	12/26/2025	(272,166)	—	(272,166)
482,996	22,895	American Assets Trust	OBFR + 45 bps	11/26/2025	(27,522)	—	(27,522)
1,402,842	6,725	American Tower Corp	OBFR + 45 bps	12/26/2025	108,746	—	108,746
3,337,169	15,332	Avalonbay Communitie	OBFR + 45 bps	12/26/2025	(216,235)	—	(216,235)
716,949	5,891	Cbre Group Inc - A	OBFR - 35 bps	11/25/2025	102,689	—	102,689
109,571	16,982	Compass Inc	OBFR + 45 bps	11/25/2025	(3,012)	—	(3,012)
9,910	747,551	Costar Group	OBFR - 35 bps	11/25/2025	(76,004)	—	(76,004)
647,923	81,709	Cushman & Wakefield	OBFR + 45 bps	11/25/2025	279,388	—	279,388
210,541	15,826	Douglas Emmett Inc	OBFR + 45 bps	11/25/2025	28,244	—	28,244
371,659	24,816	Elme Communities	OBFR + 45 bps	11/25/2025	60,968	—	60,968
2,149,726	31,053	Equity Residential	OBFR + 45 bps	12/26/2025	(54,637)	—	(54,637)
146,446	473	Essex Property Trust	OBFR + 45 bps	12/26/2025	(123,335)	—	(123,335)
16,928	110,999	Global Medical Reit	OBFR - 35 bps	11/25/2025	(6,239)	—	(6,239)
175,350	10,020	Healthpeak Properties	OBFR + 45 bps	11/25/2025	(39)	—	(39)
105,526	6,730	Host Hotels & Resorts	OBFR + 45 bps	11/25/2025	(892)	—	(892)
1,521,837	22,251	Howard Hughes Holdings	OBFR + 45 bps	11/25/2025	(21,107)	—	(21,107)
811,615	14,410	Innovative Industrials	OBFR + 45 bps	11/26/2025	(43,620)	—	(43,620)
80,917	2,205,776	Inventrust Pptys Corp	OBFR + 45 bps	11/25/2025	(21,472)	—	(21,472)
76,907	1,320,685	Jbg Smith Properties	OBFR - 53 bps	11/25/2025	(8,930)	—	(8,930)
351,642	1,655	Jones Lang Lasalle Inc.	OBFR + 45 bps	11/25/2025	114,450	—	114,450
762,285	41,119	Ke Holdings Inc-Adr	OBFR + 45 bps	11/25/2025	(33,441)	—	(33,441)
402,666	60,111	Kennedy-Wilson Hldgs	OBFR + 45 bps	11/25/2025	8,946	—	8,946
154,155	4,431	Kilroy Realty Corp	OBFR + 45 bps	11/25/2025	143	—	143
818,960	40,890	Kimco Realty Corp	OBFR + 45 bps	12/26/2025	43,067	—	43,067
58,462	1,191,739	Kite Realty Grp	OBFR - 35 bps	11/25/2025	(122,667)	—	(122,667)
1,172,352	9,668	Lamar Advertising Co	OBFR + 45 bps	11/26/2025	3,414	—	3,414
953,620	6,388	Mid-America Apartments	OBFR + 45 bps	11/25/2025	(8,892)	—	(8,892)
182,349	2,143,616	Newmark Group Inc	OBFR - 35 bps	11/25/2025	(69,021)	—	(69,021)
36,713	1,217,657	Nexpoint Residential	OBFR - 35 bps	11/25/2025	(6,278)	—	(6,278)
1,708,515	42,683	Nnn Reit Inc	OBFR + 45 bps	12/26/2025	141,968	—	141,968
1,230,497	32,803	Omega Healthcare Investments	OBFR + 45 bps	11/26/2025	(14,488)	—	(14,488)
1,700,141	106,384	Ont Media Inc	OBFR + 45 bps	11/26/2025	47,229	—	47,229
15,926	176,785	Peakstone Realty	OBFR - 45 bps	11/25/2025	(20,355)	—	(20,355)
32,972	200,355	Piedmont Office Real Estate	OBFR - 35 bps	11/25/2025	(47,801)	—	(47,801)
616,431	44,200	Plymouth Industrial	OBFR + 35 bps	11/25/2025	165,538	—	165,538
43,435	552,043	Postal Realty Trust	OBFR - 35 bps	11/25/2025	(95,768)	—	(95,768)
936,817	8,663	Prologis Inc	OBFR + 45 bps	11/25/2025	(26,909)	—	(26,909)
427,117	1,440	Public Storage	OBFR + 45 bps	11/26/2025	(5,155)	—	(5,155)
113,525	4,657	Rayonier	OBFR + 45 bps	11/25/2025	(72,655)	—	(72,655)
1,222,203	21,068	Realty Income Corp	OBFR + 45 bps	11/26/2025	(9,460)	—	(9,460)
751,535	10,481	Regency Centers Corp	OBFR + 45 bps	11/25/2025	(5,572)	—	(5,572)
513,063	11,992	Rexford Industrial Realty Inc.	OBFR + 45 bps	12/26/2025	(126,188)	—	(126,188)
25,138	376,007	Rmr Group Inc	OBFR + 45 bps	11/25/2025	(43,128)	—	(43,128)
2,929,453	29,260	Ryman Hospitality Properties	OBFR + 45 bps	12/26/2025	(24,067)	—	(24,067)
764,638	44,003	Sabra Health Care Reit	OBFR + 45 bps	11/26/2025	54,699	—	54,699
310,964	20,580	Safehold Inc	OBFR + 45 bps	11/26/2025	(12,737)	—	(12,737)
1,219,252	8,178	Simon Property Group	OBFR + 45 bps	11/26/2025	99,042	—	99,042
183,582	1,433	Sun Communities Inc	OBFR + 45 bps	11/25/2025	(977)	—	(977)
1,044,067	33,734	Tanger Inc	OBFR + 45 bps	12/26/2025	(12,086)	—	(12,086)
470,210	11,227	The St Joe Co	OBFR + 45 bps	11/25/2025	62,605	—	62,605
54,302	962,567	Urban Edge Properties	OBFR + 45 bps	11/25/2025	(51,902)	—	(51,902)
294,877	4,654	Ventas Inc	OBFR + 45 bps	11/25/2025	1,022	—	1,022
772,782	25,502	Vici Properties Inc	OBFR + 45 bps	11/26/2025	61,089	—	61,089
2,938,128	80,446	Vornado Realty	OBFR + 45 bps	11/25/2025	134,026	—	134,026

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited) (Continued)
June 30, 2025

TOTAL RETURN SWAPS
Notional Amount at June 30, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$109,370	709	Welltower Inc	OBFR + 45 bps	11/25/2025	$(463)	$—	$(463)
16,247	203,526	Whitestone Reit	OBFR + 45 bps	11/25/2025	899	—	899
1,383,613	24,354	Wp Carey Inc	OBFR + 45 bps	12/26/2025	192,402	—	192,402
880,073	13,603	Zillow Group Inc - C	OBFR + 45 bps	11/25/2025	66,693	—	66,693
					$87,468	$—	$87,468

#	The counterparty for all swap contracts is Morgan Stanley.

^	Pays at maturity date.

REIT - Real Estate Investment Trust

OBFR - Overnight Bank Funding Rate. The OBFR was 4.33% on June 30, 2025.